Summary of Significant Accounting Policies (Details) (Detail) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents				$ 184,224,000		$ 204,301,000	$ 184,224,000	$ 141,590,000
Income tax full valuation allowance recorded				5,570,000		6,706,000	5,570,000
Income tax benefit / (expense)						$ (5,331,000)	1,353,000	$ (168,334,000)
Predecessor Company
Federal deposit insurance				250,000	$ 250,000
Cash and cash equivalents	$ 514,982	$ 1,223,868	$ 1,223,868	951,060	$ 514,982		951,060
Company's class a common stock in the calculation of diluted income per share (in Shares)					18,583,333
Deferred tax assets, net	1,170,000			59,000	$ 1,170,000		59,000
Income tax full valuation allowance recorded	1,170,000			58,712	1,170,000		$ 58,712
Income tax benefit / (expense)	$ (3,269)	$ 345,918	$ 345,918	$ 730,672	$ 326,633
Predecessor Company | Class A Common Stock
Common stock subject to possible redemption (in Shares)	42,907,031			43,313,166	42,907,031		43,313,166